RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	RELATED PARTY TRANSACTION
  There is no material related party transaction for the years ended March 31, 2012, 2013 and 2014.